SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	OPEN END FUNDS — 22.1%
	FIXED INCOME - 22.1%
2,385,281	Aristotle Floating Rate Income Fund, Class I			$ 22,636,319
1,312,734	Axonic Strategic Income Fund, Class I			11,722,711
1,174,550	Holbrook Structured Income Fund, Class I			11,534,083
				45,893,113

	TOTAL OPEN-END FUNDS (Cost $45,834,201)			45,893,113

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 38.2%
	U.S. TREASURY BILLS — 38.2%
5,479,000	United States Treasury Bill(a)	3.9300	01/23/25	5,465,458
24,769,000	United States Treasury Bill(a)	4.0100	01/30/25	24,687,654
49,827,000	United States Treasury Bill(a)	4.1600	03/20/25	49,382,451
				79,535,563
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,515,734)			79,535,563

Shares
	SHORT-TERM INVESTMENTS — 21.4%
	MONEY MARKET FUNDS - 21.4%
44,392,156	Fidelity Government Portfolio, Institutional Class, 4.33% (Cost $44,392,156)(b)			44,392,156

	TOTAL INVESTMENTS - 81.7% (Cost $169,742,091)			$ 169,820,832
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.3%			37,990,787
	NET ASSETS - 100.0%			$ 207,811,619

(a)	Zero coupon bond; rate disclosed is the effective yield as of December 31, 2024.
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,118,611	BrandywineGLOBAL - High Yield Fund, Class IS*	$ 11,544,069	USD SOFR plus 165 bp	9/20/2027	BRC	$ -
2,394,822	BlackRock High Yield Municipal Fund, Class K*	21,816,829	USD SOFR plus 165 bp	11/26/2027	BRC	-
315,789	Credit Suisse Strategic Income Fund, Class I Shares*	3,009,474	USD SOFR plus 165 bp	6/14/2027	BRC	-
4,412,351	Eaton Vance Floating-Rate Advantage Fund, Class R6*	44,255,877	USD SOFR plus 165 bp	12/3/2027	BRC	-
4,390,863	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	34,819,543	USD SOFR plus 165 bp	9/20/2027	BRC	-
276,500	iShares iBoxx $ High Yield Corporate Bond ETF	21,746,725	USD-FROB plus 55 bp	4/1/2025	NGFP	(59,824)
2,001,803	Osterweis Strategic Income Fund*	22,440,216	USD-SOFR plus 165 bp	7/12/2027	BRC	-

					Total:	$ (59,824)
	BRC - Barclays Capital
	FROB - Federal Reserve Overnight Bank Funding Rate
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at December 31, 2024.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 28.5%
	EQUITY - 28.5%
6,300	Energy Select Sector SPDR Fund			$ 539,658
3,100	Invesco S&P 500 Equal Weight ETF			543,213
22,100	Invesco S&P 500 Top 50 ETF			1,104,116
8,100	iShares S&P 500 Growth ETF			822,393
				3,009,380

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,989,818)			3,009,380

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 13.0%
	U.S. TREASURY BILLS — 13.0%
565,000	United States Treasury Bill(a)	4.0100	01/30/25	563,144
809,000	United States Treasury Bill(a)	4.1400	03/06/25	803,083
				1,366,227
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,365,884)			1,366,227

Shares
	SHORT-TERM INVESTMENTS — 56.9%
	MONEY MARKET FUNDS - 56.9%
2,996,911	Fidelity Government Portfolio, Institutional Class, 4.33%(b)			2,996,911
2,996,912	First American Government Obligations Fund Class Z, 4.34%(b)			2,996,912
	TOTAL MONEY MARKET FUNDS (Cost $5,993,823)			5,993,823

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,993,823)			5,993,823

	TOTAL INVESTMENTS - 98.4% (Cost $10,349,525)			$ 10,369,430
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%			172,145
	NET ASSETS - 100.0%			$ 10,541,575

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
4	CME E-Mini NASDAQ 100 Index Futures	03/24/2025	$1,698,120	$ (69,312)
8	CME E-Mini Standard & Poor's 500 Index Futures	03/24/2025	2,374,300	(77,200)
	TOTAL FUTURES CONTRACTS			$ (146,512)

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Zero coupon bond; rate disclosed is the effective yield as of December 31, 2024.
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	OPEN END FUNDS — 30.3%
	FIXED INCOME - 30.3%
129,481	Bramshill Multi Strategy Income Fund, Institutional Class			$ 850,693
134,405	Holbrook Structured Income Fund, Class I			1,319,859
				2,170,552

	TOTAL OPEN-END FUNDS (Cost $2,129,591)			2,170,552

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 36.0%
	U.S. TREASURY BILLS — 36.0%
1,000,000	United States Treasury Bill(a)	4.1500	03/13/25	991,882
1,607,000	United States Treasury Bill(a)	4.1600	03/20/25	1,592,662
				2,584,544
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,584,257)			2,584,544

Shares
	SHORT-TERM INVESTMENTS — 20.3%
	MONEY MARKET FUNDS - 20.3%
729,551	Fidelity Government Portfolio Institutional Class, 4.33%(b)			729,551
729,550	First American Government Obligations Fund, 4.34%(b)			729,550
	TOTAL MONEY MARKET FUNDS (Cost $1,459,101)			1,459,101

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,459,101)			1,459,101

	TOTAL INVESTMENTS - 86.6% (Cost $6,172,949)			$ 6,214,197
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.4%			963,543
	NET ASSETS - 100.0%			$ 7,177,740

(a)	Zero coupon bond; rate disclosed is the effective yield as of December 31, 2024.
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
154,930	Barrow Hanley Floating Rate Fund, I Shares	$ 1,515,211	USD SOFR plus 165 bp	11/18/2025	NGFP	$ (5,115)
166,367	BNY Mellon Floating Rate Income Fund, Class Y*	1,846,673	USD SOFR plus 165 bp	12/3/2027	BRC	-
162,134	Credit Suisse Strategic Income Fund, Class I*	1,545,136	USD FED plus 165 bp	6/14/2027	CIBC	-
148,477	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	1,177,424	USD SOFR plus 165 bp	9/13/2027	BRC	-
23,300	iShares iBoxx $ High Yield Corporate Bond ETF	1,832,545	USD-FROB plus 55 bp	4/1/2025	NGFP	(2,639)
181,712	Medalist Partners MBS Total Return Fund, Institutional Class	1,548,183	USD SOFR plus 165 bp	11/25/2025	NGFP	(1,466)
100,382	Nuveen Floating Rate Income Fund, Class R6*	1,837,992	USD SOFR plus 165 bp	11/26/2027	BRC	-

						$ (9,220)
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	FROB - Federal Reserve Overnight Bank Funding Rate
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at December 31, 2024.